UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: 028-12248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA                May 6, 2009
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

No.:     Form 13F File Number:         Name:
1        028-12250                     Ernst H. von Metzsch
2        028-12249                     Roland A. von Metzsch

Form 13F Information Table Entry Total:          49

Form 13F Information Table Value Total:     299,388
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 3/31/09

  Column 1                    Column 2      Column 3   Column 4       Column 5         Column 6   Column 7     Column 8

  Name of                     Title of                  Value     TOTAL    SH/ PUT/   Investment   Other        Voting
  Issuer                       Class         CUSIP     (X$1000)   SHARES   PRN CALL   Discretion  Managers     Authority

                                                                                                           Sole  Shared  None

AGNICO EAGLE MINES LTD        COM            008474108    2,618      46,000 SH        DEFINED      1,2         46,000
ALLIED NEVADA GOLD CORP       COM            019344100    2,281     389,900 SH        DEFINED      1,2        389,900
ANADARKO PETE CORP            COM            032511107    6,405     164,700 SH        DEFINED      1,2        164,700
APACHE CORP                   COM            037411105    7,934     123,800 SH        DEFINED      1,2        123,800
BAKER HUGHES INC              COM            057224107    3,789     132,700 SH        DEFINED      1,2        132,700
BARRICK GOLD CORP             COM            067901108    2,354      72,600 SH        DEFINED      1,2         72,600
BHP BILLITON LTD              SPONSORED ADR  088606108    8,777     196,800 SH        DEFINED      1,2        196,800
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209    2,458     184,800 SH        DEFINED      1,2        184,800
CONSOL ENERGY INC             COM            20854P109   18,667     739,582 SH        DEFINED      1,2        739,582
CONTINENTAL RESOURCES INC     COM            212015101    2,386     112,500 SH        DEFINED      1,2        112,500
DENBURY RES INC               COM NEW        247916208    6,021     405,156 SH        DEFINED      1,2        405,156
DEVON ENERGY CORP NEW         COM            25179M103    2,176      48,700 SH        DEFINED      1,2         48,700
ENI S P A                     SPONSORED ADR  26874R108    9,047     236,100 SH        DEFINED      1,2        236,100
FMC TECHNOLOGIES INC          COM            30249U101    4,706     150,000 SH        DEFINED      1,2        150,000
FREEPORT MCMORAN COPPER & GO  COM            35671D857    5,794     152,028 SH        DEFINED      1,2        152,028
FRONTEER DEV GROUP INC        COM            35903Q106    3,173   1,305,957 SH        DEFINED      1,2      1,305,957
GAMMON GOLD INC               COM            36467T106    1,687     260,700 SH        DEFINED      1,2        260,700
GOLDCORP INC NEW              COM            380956409    4,145     124,413 SH        DEFINED      1,2        124,413
GRAN TIERRA ENERGY INC        COM            38500T101    4,455   1,775,000 SH        DEFINED      1,2      1,775,000
HALLIBURTON CO                COM            406216101    4,240     274,065 SH        DEFINED      1,2        274,065
IAMGOLD CORP                  COM            450913108      748      87,459 SH        DEFINED      1,2         87,459
ISHARES SILVER TRUST          ISHARES        46428Q109    2,072     162,000 SH        DEFINED      1,2        162,000
KINROSS GOLD CORP             COM NO PAR     496902404    2,186     122,300 SH        DEFINED      1,2        122,300
MONSANTO CO NEW               COM            61166W101    3,366      40,500 SH        DEFINED      1,2         40,500
NATIONAL OILWELL VARCO INC    COM            637071101   12,460     433,978 SH        DEFINED      1,2        433,978
NEXEN INC                     COM            65334H102   13,687     807,000 SH        DEFINED      1,2        807,000
NOBLE CORPORATION             SHS            G65422100    6,560     272,300 SH        DEFINED      1,2        272,300
NUCOR CORP                    COM            670346105      615      16,100 SH        DEFINED      1,2         16,100
OCCIDENTAL PETE CORP DEL      COM            674599105    5,285      94,966 SH        DEFINED      1,2         94,966
PAN AMERICAN SILVER CORP      COM            697900108      270      15,500 SH        DEFINED      1,2         15,500
PERMIAN BASIN RTY TR          UNIT BEN INT   714236106    3,518     351,761 SH        DEFINED      1,2        351,761
PETROHAWK ENERGY CORP         COM            716495106    7,505     390,280 SH        DEFINED      1,2        390,280
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG 71654V101   17,551     716,380 SH        DEFINED      1,2        716,380
POTASH CORP SASK INC          COM            73755L107    6,061      75,000 SH        DEFINED      1,2         75,000
QUICKSILVER RESOURCES INC     COM            74837R104    2,510     453,000 SH        DEFINED      1,2        453,000
SANDRIDGE ENERGY INC          COM            80007P307    2,278     345,700 SH        DEFINED      1,2        345,700
SCHLUMBERGER LTD              COM            806857108   13,192     324,767 SH        DEFINED      1,2        324,767
SILVER WHEATON CORP           COM            828336107    5,759     699,700 SH        DEFINED      1,2        699,700
SOUTHWESTERN ENERGY CO        COM            845467109   12,253     412,700 SH        DEFINED      1,2        412,700
SPDR GOLD TRUST               GOLD SHS       78463V107    1,444      16,000 SH        DEFINED      1,2         16,000
SUNCOR ENERGY INC             COM            867229106   17,542     789,823 SH        DEFINED      1,2        789,823
T-3 ENERGY SRVCS INC          COM            87306E107      928      78,797 SH        DEFINED      1,2         78,797
TALISMAN ENERGY INC           COM            87425E103      252      24,000 SH        DEFINED      1,2         24,000
THOMPSON CREEK METALS CO INC  COM            884768102    2,382     600,000 SH        DEFINED      1,2        600,000
TRANSOCEAN LTD                REG SHS        H8817H100   11,941     202,945 SH        DEFINED      1,2        202,945
ULTRA PETROLEUM CORP          COM            903914109    2,667      74,300 SH        DEFINED      1,2         74,300
WEATHERFORD INTERNATIONAL LT  REG            H27013103   21,552   1,946,839 SH        DEFINED      1,2      1,946,839
XTO ENERGY INC                COM            98385X106   14,364     469,100 SH        DEFINED      1,2        469,100
YAMANA GOLD INC               COM            98462Y100    5,330     576,200 SH        DEFINED      1,2        576,200
